Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions Abstract
Schedule of Amounts Due to Related Parties	As of September 30, 2023, and December 31, 2022, there was $1,860,333 and $0 in amounts due to related parties, respectively. The advances are unsecured, non-interest bearing and due on demand.
	Period Ended
	September 30,	December 31,
	2023	2022
Loan payable	1,860,333
Loan payable	$1,860,333	-